EVENTS OCCURRING AFTER THE REPORTING PERIOD (Details) - Insumos Agroquimicos S.A. - USD ($)	Oct. 21, 2021	Aug. 02, 2021	Apr. 09, 2021
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Number of shares acquired			11,022,000
Consideration of payment			$ 3,776,957
Percentage of equity interest acquired			50.10%
Class B ordinary shares
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Number of shares acquired			8,272,610
Acquisition of the remaining Class B Shares | Class B ordinary shares
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Total shares subject to the offer			3,750,348
Offer price per share			$ 0.297
Number of shares acquired		2,467,990
Consideration of payment		$ 700,000
Number of shares owned	13,489,990
Percentage of equity interest acquired	61.32%
Percentage of voting interest acquired	61.22%